Summary of Significant Accounting Policies (Details) $ in Thousands						1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) shares	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Feb. 29, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Aug. 23, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (284,734)						$ (297,912)	$ (297,912)	$ (270,203)	$ (297,912)	$ (270,203)	$ (284,734)	$ (257,256)	$ (264,891)
Advance from related party	$ 5,000	$ 5,000	$ 2,500	$ 2,500	$ 5,000					$ 30,000
Sale of stock, consideration received on transaction					1,700
Sale of shares held (in Shares) | shares										8,512		8,512
Received net proceeds												$ 1,815
Common shares warrants (in Shares) | shares	664,883											664,883
Received net proceeds							200
cash	$ 5,500						5,300	5,300		$ 5,300		$ 5,500			$ 5,000
Net procceds sale of equity					$ 1,700
Proceeds from the business combination						$ 11,700
Lease term	12 months											12 months
Excise tax liability	$ 2,200											$ 2,200
Aggregate product warranty liability	2,053						1,993	1,993		1,993		2,053	2,234
Product warranty liability	$ 282						$ 260	260		260		$ 282	311
Settlement with the relevant tax authority												50.00%
Reported net losses								$ (6,942)	$ (5,312)	$ (13,178)	$ (12,947)	$ (27,973)	(31,271)
Operating segment (in Segment) | Segment												1
Meteora Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of shares held (in Shares) | shares					425,606
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life property and equipment	3 years											3 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life property and equipment	7 years											7 years
As Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Reported net losses													(29,908)
As Previously Reported [Member] | Contingent Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares											1,000,000
Sponsor shares (in Shares) | shares												1,000,000
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Product warranty liability													$ 300